Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Carrying Amount of this VIE’S Assets and Liabilities
	December 31, 2024	December 31, 2023

Current assets	$17,497,021	$26,530,156
Total non-current assets	$8,214,924	$8,635,413
Total assets	$25,711,945	$35,165,569
Total current liabilities	$43,316,299	$42,847,427
Total non-current liability	$1,520,059	$1,032,235

Schedule of Operating Results of the VIEs
	For the years ended December 31,
	2024	2023	2022

Revenue	$132,090,026	$160,009,293	$209,981,306
Operating expenses	$139,298,705	$170,094,956	$218,805,217
Net loss	$(7,120,033)	$(10,689,357)	$(8,338,701)

Schedule of Cash Flow of the VIE's
	For the years ended December 31,
	2024	2023	2022

Net cash provided by (used in) operating activities	$1,163,125	$(12,776,353)	$(11,849,660)
Net cash used in investing activities	$(123,961)	$(42,383)	$(1,426,388)
Net cash provided by (used in) financing activities	$(542,349)	$928,259	$9,635,309
Net increase (decrease) in cash	$902,910	$(12,127,610)	$(4,848,767)

Schedule of Estimated Useful Lives

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Electronic equipment	3~5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years